Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—2.4%
383,811	[1]	Bumble, Inc.	$ 1,619,682
152,868		Cinemark Holdings, Inc.	4,572,282
292,427	[1]	E.W. Scripps Co.	587,778
651,359	[1]	Grindr, Inc.	14,310,357
2,561,114	[1]	Lumen Technologies, Inc.	9,066,344
		TOTAL	30,156,443
		Consumer Discretionary—9.2%
536,732	[1]	Adient PLC	6,789,660
97,802	[1]	American Axle & Manufacturing Holdings, Inc.	373,604
703,842	[1,2]	Beyond, Inc.	2,864,637
25,189	[1]	Brinker International, Inc.	3,382,883
785,276	[1]	Coursera, Inc.	6,612,024
496,355	[1]	European Wax Center, Inc.	1,548,628
204,412	[1,2]	EVgo, Inc.	564,177
157,395		Foot Locker, Inc.	1,931,237
33,080	[1]	Fox Factory Holding Corp.	671,855
106,758	[1]	Funko, Inc.	428,100
14,092	[1]	Gentherm, Inc.	366,533
295,876	[1]	Helen of Troy Ltd.	8,243,105
512,132	[1,2]	iRobot Corp.	1,254,723
1,249,544		Krispy Kreme, Inc.	5,123,130
64,400	[1]	Lands’ End, Inc.	571,872
163,752	[1]	Life Time Group Holdings, Inc.	5,020,636
8,786		Murphy USA, Inc.	4,380,436
508,802	[1]	National Vision Holdings, Inc.	6,283,705
320,863	[1]	ODP Corp./The	4,389,406
317,620	[1]	Peloton Interactive, Inc.	2,188,402
415,281	[1,2]	PetMed Express, Inc.	1,403,650
87,582	[1]	Revolve Group, Inc.	1,741,130
154,694	[1]	Rush Street Interactive, Inc.	1,876,438
356,956		Steven Madden Ltd.	7,496,076
879,818	[1]	Stoneridge, Inc.	3,396,097
6,665	[1]	Stride, Inc.	948,096
86,930	[1]	Taylor Morrison Home Corp.	4,985,435
23,244		Texas Roadhouse, Inc.	3,857,574
864,918	[1]	Udemy, Inc.	5,941,987
155,209	[1]	Universal Technical Institute, Inc.	4,355,165
210,937		Upbound Group, Inc.	4,197,646
128,785	[1]	Victoria’s Secret & Co.	2,421,158
51,324	[1]	Warby Parker, Inc.	847,359
582,829		Wolverine World Wide, Inc.	7,605,918
		TOTAL	114,062,482
		Consumer Staples—4.4%
195,009	[1]	Bellring Brands, Inc.	15,042,994
75,534		Dole PLC	1,147,362
69,386		Energizer Holdings, Inc.	1,876,197
699,398	[1]	Hain Celestial Group, Inc.	2,126,170

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
91,226	[1]	Medifast, Inc.	$ 1,198,710
247,792		MGP Ingredients, Inc.	7,302,430
7,453		Natural Grocers by Vitamin Cottage, Inc.	373,843
207,159		Nu Skin Enterprises, Inc., Class A	1,311,317
109,431	[1]	Sprouts Farmers Market, Inc.	18,712,701
76,685		Turning Point Brands, Inc.	4,706,925
43,064	[1]	United Natural Foods, Inc.	1,150,239
		TOTAL	54,948,888
		Energy—4.5%
60,321		Archrock, Inc.	1,419,353
245,160		Ardmore Shipping Corp.	2,338,826
238,672	[1]	CNX Resources Corp.	7,024,117
277,523	[1]	DMC Global, Inc.	1,801,124
117,237	[1]	Expro Group Holdings NV	969,550
1,688,968	[1]	Green Plains, Inc.	6,046,505
115,811	[1]	Gulf Island Fabrication, Inc.	828,049
45,530		Kinetik Holdings, Inc.	1,882,210
17,105		Murphy Oil Corp.	351,166
41,408	[1]	Nabors Industries Ltd.	1,111,391
70,235	[1]	Oceaneering International, Inc.	1,246,671
309,021	[1]	Oil States International, Inc.	1,084,664
619,725		PBF Energy, Inc.	10,646,876
301,058	[1]	Seadrill Ltd.	6,183,731
301,288	[1]	Tidewater, Inc.	10,903,613
36,302	[1]	Valaris Ltd.	1,172,918
40,817	[1]	Vital Energy, Inc.	578,785
33,056		World Kinect Corp.	829,375
		TOTAL	56,418,924
		Financials—18.1%
139,089		Acadian Asset Management, Inc.	3,747,058
44,200		Alerus Financial Corp.	878,696
206,922		Amalgamated Financial Corp.	5,826,924
7,753		BancFirst Corp.	913,458
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	2,711,219
406,790		BankUnited, Inc.	13,306,101
26,505		Bread Financial Holdings, Inc.	1,257,662
1,182,520		BrightSpire Capital, Inc.	5,924,425
439,444		Byline Bancorp, Inc.	11,223,400
183,907	[1]	Cantaloupe, Inc.	1,471,256
355,839		CNO Financial Group, Inc.	13,500,532
73,723	[1]	Customers Bancorp, Inc.	3,686,150
39,038		Employers Holdings, Inc.	1,896,856
286,072		FB Financial Corp.	12,175,224
69,125		Financial Institutions, Inc.	1,755,084
35,085		First Business Financial Services, Inc.	1,688,992
712,426		Flagstar Financial, Inc.	8,342,508
796,308	[1]	Flywire Corp.	7,493,258
97,054		Fulton Financial Corp.	1,618,861
274,397	[1]	Hamilton Insurance Group Ltd.	5,076,345
94,957		HarborOne Bancorp, Inc.	1,074,913
27,755		HCI Group, Inc.	4,060,557
24,559		Heritage Financial Corp.	560,436

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
31,294		Hometrust Bancshares, Inc.	$ 1,068,377
113,779		Independent Bank Corp./MI	3,465,708
165,990		Jackson Financial, Inc.	12,932,281
280,090	[1]	LendingClub Corp.	2,736,479
94,754	[1]	LendingTree, Inc.	4,888,359
33,406		Mercury General Corp.	1,851,361
54,227	[1]	NCR Atleos Corp.	1,514,018
30,151	[1]	NMI Holdings, Inc.	1,090,562
129,064		OFG Bancorp	5,078,668
63,827	[1]	Palomar Holdings, Inc.	9,256,192
39,120		Peapack-Gladstone Financial Corp.	1,082,842
20,893		Peoples Bancorp, Inc.	606,106
27,694		Preferred Bank Los Angeles, CA	2,211,643
95,810		QCR Holdings, Inc.	6,222,859
86,693	[1]	Repay Holdings Corp.	346,772
131,620		RLI Corp.	9,741,196
5,374	[1]	Root, Inc.	750,587
53,100		ServisFirst Bancshares, Inc.	3,781,782
261,223	[1]	Siriuspoint Ltd.	4,388,546
278,142	[1]	Skyward Specialty Insurance Group, Inc.	14,766,559
40,183	[1]	Texas Capital Bancshares, Inc.	2,738,471
55,204		The Bank of NT Butterfield & Son Ltd.	2,218,097
52,911		Tiptree, Inc.	1,180,444
298,142		Trustmark Corp.	10,002,664
14,299		UMB Financial Corp.	1,352,256
42,612		Universal Insurance Holdings, Inc.	1,032,915
125,104		Victory Capital Holdings, Inc.	7,167,208
138,739		Western New England Bancorp, Inc.	1,280,561
		TOTAL	224,943,428
		Health Care—17.8%
1,120,285	[1]	4D Molecular Therapeutics, Inc.	3,775,360
606,911	[1]	ADMA Biologics, Inc.	14,444,482
227,814	[1,2]	Aldeyra Therapeutics, Inc.	603,707
373,120	[1]	Alignment Healthcare, Inc.	6,611,686
19,070	[1]	Alkermes PLC	548,644
591,287	[1,2]	Altimmune, Inc.	3,104,257
411,877	[1]	AMN Healthcare Services, Inc.	8,414,647
21,178	[1]	Arcellx, Inc.	1,375,511
413,591	[1]	Arcutis Biotherapeutics, Inc.	6,166,642
498,977	[1]	Arvinas, Inc.	4,800,159
8,001	[1]	Axsome Therapeutics, Inc.	898,432
568,437	[1,2]	Biomea Fusion, Inc.	1,193,718
503,142	[1]	Codexis, Inc.	1,157,227
180,518	[1]	Edgewise Therapeutics, Inc.	2,960,495
244,455	[1]	Emergent BioSolutions, Inc.	1,305,390
90,929	[1]	Entrada Therapeutics, Inc.	830,182
328,963	[1]	Evolent Health, Inc.	3,243,575
664,369	[1]	EyePoint Pharmaceuticals, Inc.	4,530,997
6,694	[1]	Glaukos Corp.	630,909
66,449	[1]	Guardant Health, Inc.	3,138,386
191,028	[1]	Halozyme Therapeutics, Inc.	11,732,940
167,098	[1]	Harmony Biosciences Holdings, Inc.	4,924,378

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
21,054	[1]	Hims & Hers Health, Inc.	$ 696,887
356,614	[1]	Inogen, Inc.	2,542,658
50,456	[1]	Insmed, Inc.	3,632,832
39,187	[1]	Integra Lifesciences Corp.	642,275
1,286,341	[1]	Ironwood Pharmaceuticals, Inc.	1,199,256
626,383	[1]	Keros Therapeutics, Inc.	9,044,970
244,231	[1]	Kodiak Sciences, Inc.	1,064,847
22,982		LeMaitre Vascular, Inc.	2,085,387
69,674	[1]	Livanova PLC	2,577,938
838,273	[1]	Mannkind Corp.	4,224,896
229,141	[1]	Mirum Pharmaceuticals, Inc.	9,956,176
71,588	[1]	Myriad Genetics, Inc.	530,467
1,932,480	[1]	Neogen Corp.	9,759,024
84,237	[1]	NeoGenomics, Inc.	538,696
420,093	[1]	Omnicell, Inc.	13,132,107
518,454	[1]	Owens & Minor, Inc.	3,660,285
97,779	[1]	Pediatrix Medical Group, Inc.	1,259,394
536,929	[1,2]	Prothena Corp. PLC	4,939,747
34,366	[1]	PTC Therapeutics, Inc.	1,712,801
92,332	[1]	Rhythm Pharmaceuticals, Inc.	6,019,123
340,189	[1]	Rocket Pharmaceuticals, Inc.	2,595,642
821,658	[1]	SAGE Therapeutics, Inc.	5,989,887
260,304	[1]	Siga Technologies, Inc.	1,436,878
245,838	[1]	Tactile Systems Technology, Inc.	3,471,233
28,931	[1]	Tarsus Pharmaceuticals, Inc.	1,501,808
87,610	[1]	Teladoc Health, Inc.	629,916
57,964	[1]	Tg Therapeutics, Inc.	2,637,942
30,069	[1]	Tourmaline Bio, Inc.	517,487
437,755	[1]	Travere Therapeutics, Inc.	9,109,682
259,522	[1]	TruBridge, Inc.	6,755,358
624,548	[1]	Vanda Pharmaceuticals, Inc.	2,816,711
179,017	[1]	Varex Imaging Corp.	1,489,421
23,457	[1]	Veracyte, Inc.	715,438
288,711	[1]	Waystar Holding Corp.	10,731,388
300,759	[1]	Xeris Biopharma Holdings, Inc.	1,374,469
569,271	[1]	Zentalis Pharmaceuticals, Inc.	808,365
171,954	[1]	Zymeworks, Inc.	2,237,122
		TOTAL	220,430,237
		Industrials—16.7%
177,222		Allegiant Travel Co.	8,317,028
88,692		ArcBest Corp.	5,190,256
1,067,083	[1]	Array Technologies, Inc.	5,100,657
173,786		Atkore, Inc.	11,099,712
45,569		Atmus Filtration Technologies, Inc.	1,579,877
185,540	[1]	Blue Bird Corp.	6,469,780
329,259	[1]	BrightView Holdings, Inc.	4,517,433
96,294	[1]	Concrete Pumping Holdings, Inc.	577,764
27,340		Emcor Group, Inc.	10,955,138
946,442	[1,2]	Fluence Energy, Inc.	3,870,948
274,814	[1]	Fluor Corp.	9,588,260
224,775	[1]	Forrester Research, Inc.	2,101,646
126,232	[1]	Franklin Covey Co.	2,563,772

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
488,621	[1,2]	Fuelcell Energy, Inc.	$ 2,003,346
55,195		Griffon Corp.	3,759,331
270,349	[1,2]	Hertz Global Holdings, Inc.	1,843,780
86,780		Hillenbrand, Inc.	1,755,559
67,890	[1]	Hurco Co., Inc.	1,132,405
53,181	[1]	Huron Consulting Group, Inc.	7,168,267
73,268		Hyster-Yale, Inc.	2,815,689
42,133		Interface, Inc.	792,100
1,544,980	[1]	JELD-WEN Holding, Inc.	8,528,290
20,684	[1]	Leonardo DRS, Inc.	764,481
199,618	[1]	Manitowoc, Inc.	1,572,990
515,285	[1]	Mistras Group, Inc.	4,699,399
61,335	[1]	MRC Global, Inc.	714,553
17,211		Mueller Industries, Inc.	1,266,041
553,870		Mueller Water Products, Inc.	14,533,549
198,396		Pitney Bowes, Inc.	1,722,077
48,036	[2]	Powell Industries, Inc.	8,795,872
199,529		Primoris Services Corp.	11,965,754
191,951	[1]	Redwire Corp.	2,069,232
531,053	[1]	Resideo Technologies, Inc.	8,911,069
326,570		REV Group, Inc.	10,678,839
810,623	[1]	Shoals Technologies Group, Inc.	2,926,349
99,097	[1]	SkyWest, Inc.	8,836,480
18,374	[1]	Sterling Construction Co., Inc.	2,745,627
7,942		Tennant Co.	573,095
243,608		The Shyft Group, Inc.	2,060,924
9,579		TriNet Group, Inc.	750,323
1,629,042	[1]	TTEC Holdings, Inc.	6,516,168
61,142	[1]	V2X, Inc.	3,042,426
44,865	[1]	Vicor Corp.	1,790,338
1,471,230	[1,2]	Virgin Galactic Holdings, Inc.	4,251,855
637,976		Wabash National Corp.	4,408,414
16,476	[1]	Xometry, Inc.	422,445
		TOTAL	207,749,338
		Information Technology—13.4%
489,718	[1]	8x8, Inc.	866,801
594,117		Adtran Holdings, Inc.	4,550,936
111,179	[1]	Alkami Technology, Inc.	2,967,368
144,057	[1]	Arteris, Inc.	959,420
63,059	[1]	ASGN, Inc.	3,176,912
372,068	[1]	AvePoint, Inc.	6,083,312
127,375	[1]	Axcelis Technologies, Inc.	6,238,828
19,973	[1]	Blackline, Inc.	943,325
234,728	[1]	C3.AI, Inc.	5,166,363
259,514	[1]	Cerence, Inc.	2,351,197
201,440		Clear Secure, Inc.	4,971,539
361,831	[1]	CommScope Holdings Co., Inc.	1,353,248
19,222	[1]	Commvault Systems, Inc.	3,212,573
53,550	[1]	Digi International, Inc.	1,456,560
775,082	[1]	Extreme Networks, Inc.	10,200,079
106,276	[1]	Fastly, Inc.	611,087
99,990	[1]	FormFactor, Inc.	2,813,719

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
98,818	[1]	Intapp, Inc.	$ 5,361,865
39,502		InterDigital, Inc.	7,939,902
18,277	[1]	Life360, Inc.	784,083
83,046	[1]	LiveRamp Holdings, Inc.	2,172,483
282,157	[1]	MaxLinear, Inc.	2,818,748
1,224,743		Methode Electronics, Inc., Class A	7,679,139
128,692	[1]	Napco Security Technologies, Inc.	2,940,612
68,075	[1]	NetScout Systems, Inc.	1,430,937
762,021	[1]	ON24, Inc.	3,566,258
128,325	[1]	PROS Holdings, Inc.	2,191,791
36,268	[1]	Q2 Holdings, Inc.	2,874,239
24,863	[1]	Qualys, Inc.	3,125,528
732,729	[1]	Rackspace Technology, Inc.	996,511
46,787	[1]	Rogers Corp.	2,891,904
116,216		Sapiens International Corp. NV	3,183,156
71,430	[1]	Semrush Holdings, Inc.	734,300
21,875	[1]	Semtech Corp.	683,594
918,106	[1]	Sprinklr, Inc.	7,060,235
487,756	[1]	Sprout Social, Inc.	10,198,978
20,850	[1]	Tenable Holdings, Inc.	637,385
686,705	[1]	Unisys Corp.	2,726,219
321,356	[1]	Veeco Instruments, Inc.	6,009,357
120,088	[1]	Verint Systems, Inc.	2,118,352
56,573	[1]	Viant Technology, Inc.	809,560
42,419	[1]	ViaSat, Inc.	393,224
243,199	[1]	Weave Communications, Inc.	2,577,909
3,815,489	[2]	Xerox Holdings Corp.	16,826,306
1,127,886	[1]	Yext, Inc.	7,669,625
		TOTAL	166,325,467
		Materials—4.0%
19,368	[1]	Alpha Metallurgical Resources, Inc.	2,350,307
215,678		American Vanguard Corp.	910,161
798,802	[1]	Aspen Aerogels, Inc.	4,313,531
26,922		Commercial Metals Corp.	1,199,106
66,647	[1]	Knife River Corp.	6,223,497
158,381		Mativ Holdings, Inc.	809,327
17,468		Olympic Steel, Inc.	563,343
1,084,391	[1]	Rayonier Advanced Materials, Inc.	4,619,505
1,934,383	[1]	SSR Mining, Inc.	20,581,835
652,866		SunCoke Energy, Inc.	5,914,966
320,529		Trox Holdings PLC	1,734,062
		TOTAL	49,219,640
		Real Estate—5.1%
96,397		Alexander and Baldwin, Inc.	1,656,101
531,773		American Healthcare REIT, Inc.	17,165,632
2,219,897		Brandywine Realty Trust	8,790,792
46,144		COPT Defense Properties	1,204,820
308,309	[1]	Cushman & Wakefield PLC	2,888,855
141,002		Essential Properties Realty Trust, Inc.	4,536,034
93,398	[2]	Independence Realty Trust, Inc.	1,814,723
471,259		Newmark Group, Inc.	5,179,136
233,827		Outfront Media, Inc.	3,537,803

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
195,339	[1]	Real Brokerage, Inc./The	$ 861,445
308,259		RMR Group, Inc./The	4,525,242
93,498		SL Green Realty Corp.	4,918,930
180,246	[2]	Tanger, Inc.	5,679,552
		TOTAL	62,759,065
		Utilities—2.2%
54,072		Avista Corp.	2,242,366
30,036		Black Hills Corp.	1,829,192
63,712		California Water Service Group	3,227,013
19,823		H20 America.	1,124,757
62,942		Hawaiian Electric Industries, Inc.	660,891
138,132		Otter Tail Corp.	10,964,918
163,447		Portland General Electric Co.	6,884,388
		TOTAL	26,933,525
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,108,899,271)	1,213,947,437
		INVESTMENT COMPANY—4.2%
52,402,469		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[3] (IDENTIFIED COST $52,402,469)	52,402,469
		TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $1,161,301,740)	1,266,349,906
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[4]	(25,279,668)
		NET ASSETS—100%	$1,241,070,238
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2025, were as follows:
Affiliated	Value as of 7/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 4/30/2025	Shares Held as of 4/30/2025	Dividend Income
Health Care:
EyePoint Pharmaceuticals, Inc.	$—	$3,501,983	$—	$1,029,014	$—	$4,530,997	664,369	$—
Industrials:
Virgin Galactic Holdings, Inc.	$—	$6,906,985	$—	$(2,655,130)	$—	$4,251,855	1,471,230	$—
Affiliated issuers no longer in the portfolio at period end	$679,244	$—	$(666,703)	$69,552	$(82,093)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$679,244	$10,408,968	$(666,703)	$(1,556,564)	$(82,093)	$8,782,852	2,135,599	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$49,546,631
Purchases at Cost	$335,412,552
Proceeds from Sales	$(332,556,714)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2025	$52,402,469
Shares Held as of 4/30/2025	52,402,469
Dividend Income	$1,668,657

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$23,900,058	$25,418,184

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Commitee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust